Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021 [1]
Disclosure of credit risk exposure [line items]
Gross	$ 14,281	$ 18,258
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	7,027	12,097
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	983	669
Investment securities [member]
Disclosure of credit risk exposure [line items]
Gross	498	535
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,011	3,465
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	179	168
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	105	117
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,478	1,208
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	14,737	18,660
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	7,027	12,097
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	983	669
Gross carrying amount [member] | Investment securities [member]
Disclosure of credit risk exposure [line items]
Gross	504	541
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,408	3,796
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	179	168
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	105	117
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,531	1,272
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(455)	(402)
Impairment losses [member] | Investment securities [member]
Disclosure of credit risk exposure [line items]
Gross	(6)	(6)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(397)	(331)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	$ (53)	$ (65)

[1]	Amended to conform to 2022 presentation.